Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS MORTGAGE FUND
Central Index Key	dei_EntityCentralIndexKey	0001496998
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAAX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFABX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFACX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAEX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAFX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFAX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFBX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFCX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFEX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFFX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMAAX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMABX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMACX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMAEX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMAFX
AMERICAN FUNDS MORTGAGE FUND (Prospectus Summary) | AMERICAN FUNDS MORTGAGE FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMAGX